FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 59,010	$ 61,175
Financial assets, at fair value	59,010	61,175
Disclosure of financial liabilities [line items]
Financial liabilities	287,864	266,821
Financial liabilities	286,537	261,308
Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	11,349	13,351
Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	6,865	6,600
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	40,796	41,224
Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	8,650	8,009
Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	279,214	258,812
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	12,160	11,390
Financial liabilities	11,350	9,599
Corporate borrowings | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	12,160	11,390
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	205,336	187,544
Financial liabilities	205,003	184,254
Property-specific borrowings | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	205,336	187,544
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	16,214	15,140
Financial liabilities	16,030	14,708
Subsidiary borrowings | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Subsidiary borrowings | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Subsidiary borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	16,214	15,140
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	221,550	202,684
Financial liabilities	221,033	198,962
Property-specific borrowings and subsidiary borrowings [Member] | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings and subsidiary borrowings [Member] | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings and subsidiary borrowings [Member] | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	221,550	202,684
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	50,009	48,559
Financial liabilities	50,009	48,559
Accounts payable and other | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	8,387	6,895
Accounts payable and other | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	41,622	41,664
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities	4,145	4,188
Financial liabilities	4,145	4,188
Subsidiary equity obligations | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	263	1,114
Subsidiary equity obligations | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Subsidiary equity obligations | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	3,882	3,074
Equity investments [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	5,181	6,472
Financial assets, at fair value	5,181	6,472
Equity investments [member] | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	3,354	4,953
Equity investments [member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	1,827	1,519
Equity investments [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value	9,904	7,952
Financial assets, at fair value	9,904	7,952
Loans and notes receivables | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	63	53
Loans and notes receivables | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Loans and notes receivables | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	9,841	7,899
Cash And Cash Equivalents1
Disclosure of financial assets [line items]
Financial assets, carrying value	11,222	14,396
Financial assets, at fair value	11,222	14,396
Cash And Cash Equivalents1 | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Cash And Cash Equivalents1 | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Cash And Cash Equivalents1 | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	11,222	14,396
Other financial assets
Disclosure of financial assets [line items]
Financial assets, carrying value	28,324	26,899
Financial assets, at fair value	28,324	26,899
Other financial assets | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	8,734	9,602
Other financial assets | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	6,865	6,600
Other financial assets | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	12,725	10,697
Trade receivables and other [Member]
Disclosure of financial assets [line items]
Financial assets, carrying value	19,464	19,880
Financial assets, at fair value	19,464	19,880
Trade receivables and other [Member] | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value		3,749
Trade receivables and other [Member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Trade receivables and other [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	16,849	16,131
Loans to government [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	1,600	1,566
Financial assets, at fair value	1,600	1,566
Loans to government [member] | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Loans to government [member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	1,600	1,566
Loans to government [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Loans to corporate entities [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	2,441	2,147
Financial assets, at fair value	2,441	2,147
Loans to corporate entities [member] | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	866	426
Loans to corporate entities [member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	1,573	1,717
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	2	4
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets, carrying value	9,198	8,762
Financial assets, at fair value	9,198	8,762
Fixed income securities and other | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	4,451	4,170
Fixed income securities and other | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	1,865	1,798
Fixed income securities and other | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 2,882	$ 2,794